Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
OPERATING ACTIVITIES
Net income (loss) for the period, including discontinued operations	$ (316.5)	$ (171.2)	[1]	$ 280.0	[1]
ADJUSTMENT TO NET INCOME FOR ITEMS NOT AFFECTING CASH
Depreciation of property plant and equipment	113.8	159.2		196.5
Realization of government grants	(2.1)	(3.6)		(3.3)
Amortization of intangible assets	95.9	112.8		146.2
Realization of contribution from suppliers	(22.4)	(22.0)		(27.3)
Loss (reversal) for inventory obsolescence	20.5	18.3		11.7
Adjustment to market value, inventory, property plant and equipment and intangible	102.3	99.5		110.2
Allowance for doubtful accounts	(3.1)	(7.8)		8.1
Losses on fixed assets disposal	28.6	19.8		18.6
Deferred income tax and social contribution	33.2	(21.2)		(12.9)
Accrued interest	1.5	(6.4)		(29.0)
Interest on marketable securities, net	(30.9)	(33.6)		(23.6)
Equity in associates gains and losses	0.2	0.4		(1.2)
Share-based remuneration		0.1		0.5
Foreign exchange gain (loss), net	(10.3)	20.7		6.0
Mark to market of the residual value guarantees	4.2	16.5		(13.3)
Provision for voluntary redundancy scheme	0.0	0.0		6.4
Other	(3.9)	(7.2)		(4.3)
CHANGES IN ASSETS
Financial investments	507.8	790.8		(244.6)
Derivative financial instruments	4.0	23.9		(1.7)
Collateralized accounts receivable and accounts receivable	205.3	(16.0)		4.6
Contract assets	(152.3)	104.1		(76.9)
Customer and commercial financing	1.1	4.6		21.0
Inventories	147.3	(281.9)		404.9
Guarantee deposits	348.6	0.0		0.0
Other assets	13.2	43.5		249.4
CHANGES IN LIABILITIES
Trade accounts payable	(44.6)	70.1		(127.3)
Non-recourse and recourse debt	(323.7)	(22.6)		(9.9)
Other payables	(28.7)	(16.3)		(36.6)
Contribution from suppliers	4.5	125.5		86.0
Contract liabilities	200.6	101.2		(99.9)
Taxes and payroll charges payable	2.6	30.7		21.1
Financial guarantees	(16.0)	(21.2)		(40.7)
Other provisions	20.4	9.8		(53.9)
Unearned income	(7.3)	(12.9)		(11.8)
NET CASH GENERATED BY OPERATING ACTIVITIES	893.8	1,107.6		753.0
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(284.5)	(154.3)		(237.7)
Proceeds from sale of property, plant and equipment	0.1	0.3		19.1
Additions to intangible assets	(283.3)	(290.3)		(470.5)
Additions investments in subsidiaries and affiliates	(2.5)	(2.4)		(0.6)
Financial investments	977.8	(76.5)		(404.0)
Dividends received	0.1	0.1		0.1
Restricted cash reserved for construction of assets				1.0
NET CASH GENERATED (USED) IN INVESTING ACTIVITIES	407.7	(523.1)		(1,092.6)
FINANCING ACTIVITIES
Proceeds from borrowings	400.5	124.0		972.9
Repayment of borrowings	(645.9)	(596.3)		(540.2)
Dividends and interest on own capital	(2.0)	(40.6)		(54.1)
Proceeds from stock options exercised	2.2	9.5		5.9
Acquisition of own shares				(15.0)
Lease payments	(11.8)
NET CASH GENERATED (USED) BY FINANCING ACTIVITIES	(257.0)	(503.4)		369.5
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,044.5	81.1		29.9
Effects of exchange rate changes on cash and cash equivalents	(17.7)	(71.0)		(0.6)
Cash and cash equivalents at the beginning of the period	1,280.9	1,270.8		1,241.5
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	2,307.7	1,280.9		1,270.8
Included in cash and cash equivalents per the statements of financial position	855.2	$ 1,280.9		$ 1,270.8
Included in assets held for sale – Commercial Aviation business unit	$ 1,452.5

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).